Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits

Note 11

Employee Benefits

We maintain non-contributory defined benefit pension plans for many of our employees. In addition, we maintain postretirement health care and life insurance plans for our retirees and their dependents, which are both contributory and non-contributory, and include a limit on our share of the cost for certain recent and future retirees. In accordance with our accounting policy for pension and other postretirement benefits, operating expenses include pension and benefit related charges based on actuarial assumptions, including projected discount rates and an estimated return on plan assets. These estimates are updated in the fourth quarter to reflect actual return on plan assets and updated actuarial assumptions. The adjustment is recognized in the income statement during the fourth quarter or upon a remeasurement event pursuant to our accounting policy for the recognition of actuarial gains/losses.

Pension and Other Postretirement Benefits

Pension and other postretirement benefits for many of our employees are subject to collective bargaining agreements. Modifications in benefits have been bargained from time to time, and we may also periodically amend the benefits in the management plans. The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Change in Benefit Obligations
Beginning of year	$30,582	$29,217	$27,369	$25,718
Service cost	358	307	359	299
Interest cost	1,449	1,590	1,284	1,421
Plan amendments	183	(485)	(1,826)	–
Actuarial loss, net	6,074	3,360	1,402	1,687
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Annuity purchase	(8,352)	–	–	–
Settlements paid	(786)	(843)	–	–

End of Year	$26,773	$30,582	$26,844	$27,369

Change in Plan Assets
Beginning of year	$24,110	$25,814	$2,628	$2,945
Actual return on plan assets	2,326	1,191	312	63
Company contributions	3,719	512	1,461	1,376
Benefits paid	(2,735)	(2,564)	(1,744)	(1,756)
Settlements paid	(786)	(843)	–	–
Annuity purchase	(8,352)	–	–	–

End of year	$18,282	$24,110	$2,657	$2,628

Funded Status

End of year	$(8,491)	$(6,472)	$(24,187)	$(24,741)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Amounts recognized on the balance sheet
Noncurrent assets	$236	$289	$–	$–
Current liabilities	(129)	(195)	(766)	(735)
Noncurrent liabilities	(8,598)	(6,566)	(23,421)	(24,006)

Total	$(8,491)	$(6,472)	$(24,187)	$(24,741)

Amounts recognized in Accumulated Other Comprehensive Income (Pretax)
Prior Service Cost	$181	$(3)	$(2,247)	$(510)

Total	$181	$(3)	$(2,247)	$(510)

See Note 12 (“Taxes”) for details regarding the impact of the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010, both of which became law in March 2010.

Beginning in 2013, as a result of federal health care reform, Verizon will no longer file for the Retiree Drug Subsidy (RDS) and will instead contract with a Medicare Part D plan on a group basis to provide prescription drug benefits to Medicare eligible retirees. This change to our Medicare Part D strategy resulted in the adoption of plan amendments during the fourth quarter of 2010 which will allow the company to be eligible for greater Medicare Part D plan subsidies over time.

During 2012, we reached agreements with the Communications Workers of America and the International Brotherhood of Electrical Workers on new, three-year contracts that cover approximately 43,000 Wireline employees. This resulted in the adoption of plan amendments which will result in lower other postretirement benefit costs in 2013 and beyond.

The accumulated benefit obligation for all defined benefit pension plans was $26.5 billion and $30.3 billion at December 31, 2012 and 2011, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2012	2011
Projected benefit obligation	$26,351	$29,643
Accumulated benefit obligation	26,081	29,436
Fair value of plan assets	17,623	22,916

Net Periodic Cost

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2012	2011	2010	2012	2011	2010
Service cost	$358	$307	$353	$359	$299	$305
Amortization of prior service cost (credit)	(1)	72	109	(89)	(57)	375

Subtotal	357	379	462	270	242	680
Expected return on plan assets	(1,795)	(1,976)	(2,176)	(171)	(163)	(252)
Interest cost	1,449	1,590	1,797	1,284	1,421	1,639

Subtotal	11	(7)	83	1,383	1,500	2,067
Remeasurement (gain) loss, net	5,542	4,146	(166)	1,262	1,787	758

Net periodic benefit (income) cost	5,553	4,139	(83)	2,645	3,287	2,825
Curtailment and termination benefits	–	–	860	–	–	386

Total	$5,553	$4,139	$777	$2,645	$3,287	$3,211

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2012	2011	2012	2011
Prior service cost	$183	$(485)	$(1,826)	$–
Reversal of amortization items
Prior service cost	1	(72)	89	57

Total recognized in other comprehensive (income) loss (pretax)	$184	$(557)	$(1,737)	$57

The estimated prior service cost for the defined benefit pension plan that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year is not significant. The estimated prior service cost for the defined benefit postretirement plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit (income) cost over the next fiscal year is $(0.2 billion).

Assumptions

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2012	2011	2012	2011
Discount Rate	4.20%	5.00%	4.20%	5.00%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2012	2011	2010	2012	2011	2010
Discount Rate	5.00%	5.75%	6.25%	5.00%	5.75%	6.25%
Expected return on plan assets	7.50	8.00	8.50	7.00	6.00	8.25
Rate of compensation increases	3.00	3.00	4.00	N/A	N/A	N/A

In order to project the long-term target investment return for the total portfolio, estimates are prepared for the total return of each major asset class over the subsequent 10-year period. Those estimates are based on a combination of factors including the current market interest rates and valuation levels, consensus earnings expectations and historical long-term risk premiums. To determine the aggregate return for the pension trust, the projected return of each individual asset class is then weighted according to the allocation to that investment area in the trust’s long-term asset allocation policy.

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2012	2011	2010
Healthcare cost trend rate assumed for next year	7.00%	7.50%	7.75%
Rate to which cost trend rate gradually declines	5.00	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2016	2016	2016

A one percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2012 service and interest cost	$232	$(187)
Effect on postretirement benefit obligation as of December 31, 2012	3,251	(2,669)

Plan Assets

Historically, our portfolio strategy emphasized a long-term equity orientation, significant global diversification, and the use of both public and private investments. In an effort to reduce the risk of our portfolio strategy and better align assets with liabilities, we have shifted our strategy to one that is more liability driven, where cash flows from investments better match projected benefit payments but result in lower asset returns. We intend to reduce the likelihood that assets will decline at a time when liabilities increase (referred to as liability hedging), with the goal to reduce the risk of underfunding to the plan and its participants and beneficiaries. Both active and passive management approaches are used depending on perceived market efficiencies and various other factors. Our diversification and risk control processes serve to minimize the concentration of risk.

While target allocation percentages will vary over time, the company’s overall investment strategy is to achieve a mix of assets, which allows us to meet projected benefits payments while taking into consideration risk and return. The current target allocation for plan assets is designed so that 70% of the assets have the objective of achieving a return in excess of the growth in liabilities (comprised of public equities, private equities, real estate, hedge funds and emerging debt) and 30% of the assets are invested as liability hedging assets (typically longer duration fixed income). This allocation will shift as funded status improves to a higher allocation to liability hedging assets. Target policies will be revisited periodically to ensure they are in line with fund objectives. Due to our diversification and risks control processes, there are no significant concentrations of risk, in terms of sector, industry, geography or company names.

Pension and healthcare and life plans assets do not include significant amounts of Verizon common stock.

Pension Plans

The fair values for the pension plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,618	$1,586	$32	$–
Equity securities	2,944	2,469	475	–
Fixed income securities
U.S. Treasuries and agencies	1,589	1,125	464	–
Corporate bonds	2,456	35	2,225	196
International bonds	601	140	461	–
Other	210	–	210	–
Real estate	2,018	–	–	2,018
Other
Private equity	5,039	–	–	5,039
Hedge funds	1,807	–	1,249	558

Total	$18,282	$5,355	$5,116	$7,811

The fair values for the pension plans by asset category at December 31, 2011 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,215	$1,184	$31	$–
Equity securities	6,829	5,704	1,125	–
Fixed income securities
U.S. Treasuries and agencies	1,796	1,239	557	–
Corporate bonds	2,140	65	1,886	189
International bonds	1,163	158	1,005	–
Other	359	–	359	–
Real estate	2,158	–	–	2,158
Other
Private equity	6,109	–	54	6,055
Hedge funds	2,341	–	1,679	662

Total	$24,110	$8,350	$6,696	$9,064

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

				(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2011	$180	$1,769	$5,849	$716	$8,514
Actual gain (loss) on plan assets	(4)	258	477	(4)	727
Purchases and sales	48	43	(203)	(50)	(162)
Transfers in and/or out	(35)	88	(68)	–	(15)

Balance at December 31, 2011	$189	$2,158	$6,055	$662	$9,064
Actual gain on plan assets	12	84	146	43	285
Purchases and sales	(14)	(224)	(1,162)	(147)	(1,547)
Transfers in	9	–	–	–	9

Balance at December 31, 2012	$196	$2,018	$5,039	$558	$7,811

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2012 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$291	$13	$278	$–
Equity securities	1,753	1,004	749	–
Fixed income securities
U.S. Treasuries and agencies	118	80	38	–
Corporate bonds	192	11	181	–
International bonds	189	72	117	–
Other	114	–	114	–

Total	$2,657	$1,180	$1,477	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2011 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$281	$22	$259	$–
Equity securities	1,695	951	744	–
Fixed income securities
U.S. Treasuries and agencies	85	58	27	–
Corporate bonds	119	26	93	–
International bonds	192	67	125	–
Other	210	–	210	–
Other	46	–	46	–

Total	$2,628	$1,124	$1,504	$–

The following are general descriptions of asset categories, as well as the valuation methodologies and inputs used to determine the fair value of each major category of assets.

Cash and cash equivalents include short-term investment funds, primarily in diversified portfolios of investment grade money market instruments and are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Equity securities are investments in common stock of domestic and international corporations in a variety of industry sectors, and are valued primarily using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

Fixed income securities include U.S. Treasuries and agencies, debt obligations of foreign governments and domestic and foreign corporations. Fixed income also includes investments in collateralized mortgage obligations, mortgage backed securities and interest rate swaps. The fair value of fixed income securities is based on observable prices for identical or comparable assets, adjusted using benchmark curves, sector grouping, matrix pricing, broker/dealer quotes and issuer spreads, and thus is classified within Level 1 or Level 2.

Real estate investments include those in limited partnerships that invest in various commercial and residential real estate projects both domestically and internationally. The fair values of real estate assets are typically determined by using income and/or cost approaches or a comparable sales approach, taking into consideration discount and capitalization rates, financial conditions, local market conditions and the status of the capital markets, and thus are classified within Level 3.

Private equity investments include those in limited partnerships that invest in operating companies that are not publicly traded on a stock exchange. Investment strategies in private equity include leveraged buyouts, venture capital, distressed investments and investments in natural resources. These investments are valued using inputs such as trading multiples of comparable public securities, merger and acquisition activity and pricing data from the most recent equity financing taking into consideration illiquidity, and thus are classified within Level 3.

Hedge fund investments include those seeking to maximize absolute returns using a broad range of strategies to enhance returns and provide additional diversification. The fair values of hedge funds are estimated using net asset value per share (NAV) of the investments. Verizon has the ability to redeem these investments at NAV within the near term and thus are classified within Level 2. Investments that cannot be redeemed in the near term are classified within Level 3.

Cash Flows

In 2012, we contributed $0.9 billion to our qualified pension plans, $0.2 billion to our nonqualified pension plans and $1.5 billion to our other postretirement benefit plans, exclusive of the annuitization discussed below. We expect the qualified pension plan contributions in 2013 to be immaterial. We anticipate approximately $0.1 billion in contributions to our non-qualified pension plans and $1.5 billion to our other postretirement benefit plans in 2013.

Estimated Future Benefit Payments

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2013	$3,487	$1,662
2014	2,513	1,670
2015	2,315	1,665
2016	1,782	1,614
2017	1,686	1,567
2018-2022	6,703	7,174

Savings Plan and Employee Stock Ownership Plans

We maintain four leveraged employee stock ownership plans (ESOP). Only one plan currently has unallocated shares. We match a certain percentage of eligible employee contributions to the savings plans with shares of our common stock from this ESOP. At December 31, 2012, the number of unallocated and allocated shares of common stock in this ESOP was 711,000 and 64 million, respectively. All leveraged ESOP shares are included in earnings per share computations.

Total savings plan costs were $0.7 billion in 2012, 2011 and 2010, respectively.

Pension Annuitization

On October 17, 2012, we, along with our subsidiary Verizon Investment Management Corp., and Fiduciary Counselors Inc., as independent fiduciary of the Verizon Management Pension Plan (the Plan), entered into a definitive purchase agreement with The Prudential Insurance Company of America (Prudential) and Prudential Financial, Inc., pursuant to which the Plan would purchase a single premium group annuity contract from Prudential.

On December 10, 2012, upon issuance of the group annuity contract by Prudential, Prudential irrevocably assumed the obligation to make future annuity payments to approximately 41,000 Verizon management retirees who began receiving pension payments from the Plan prior to January 1, 2010. The amount of each retiree’s annuity payment equals the amount of such individual’s pension benefit. In addition, the group annuity contract is intended to replicate the same rights to future payments, such as survivor benefits, that are currently offered by the Plan.

We contributed approximately $2.6 billion to the Plan between September 1, 2012 and December 31, 2012 in connection with the transaction so that the Plan’s funding percentage would not decrease as a result of the transaction.

Severance Benefits

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2010	$1,638	$1,217	$(1,307)	$21	$1,569
2011	1,569	32	(474)	(14)	1,113
2012	1,113	396	(531)	32	1,010

Severance, Pension and Benefit Charges

During 2012, we recorded net pre-tax severance, pension and benefits charges of approximately $7.2 billion primarily for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from a weighted-average of 5% at December 31, 2011 to a weighted-average of 4.2% at December 31, 2012 ($5.3 billion) and revisions to the retirement assumptions for participants and other assumption adjustments, partially offset by the difference between our estimated return on assets of 7.5% and our actual return on assets of 10% ($0.7 billion). As part of this charge, we also recorded $1.0 billion related to the annuitization of pension liabilities, as described above, as well as severance charges of $0.4 billion primarily for approximately 4,000 management employees.

During 2011, we recorded net pre-tax severance, pension and benefits charges of approximately $6.0 billion for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. The charges were primarily driven by a decrease in our discount rate assumption used to determine the current year liabilities from 5.75% at December 31, 2010 to 5% at December 31, 2011 ($5.0 billion); the difference between our estimated return on assets of 8% and our actual return on assets of 5% ($0.9 billion); and revisions to the life expectancy of participants and other adjustments to assumptions.

During 2010, we recorded net pre-tax severance, pension and benefits charges of $3.1 billion. The charges during 2010 included remeasurement losses of $0.6 billion, for our pension and postretirement plans in accordance with our accounting policy to recognize actuarial gains and losses in the year in which they occur. Additionally, in 2010, we reached an agreement with certain unions on temporary enhancements to the separation programs contained in their existing collective bargaining agreements. These temporary enhancements were intended to help address a previously declared surplus of employees and to help reduce the need for layoffs. Accordingly, we recorded severance, pension and benefits charges associated with approximately 11,900 union-represented employees who volunteered for the incentive offer. These charges included $1.2 billion for severance for the 2010 separation programs mentioned above and a planned workforce reduction of approximately 2,500 employees in 2011. In addition, we recorded $1.3 billion for pension and postretirement curtailment losses and special termination benefits due to the workforce reductions.